Fees Summary	Jun. 20, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 121,640,250
Previously Paid Amount
Total Fee Amount	18,623.12
Total Offset Amount
Net Fee	$ 18,623.12